UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22354

Grosvenor Registered Multi-Strategy Fund (TE), LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman	George J. Zornada, Esq
Grosvenor Registered Multi-Strategy Funds	K&L Gates LLP
900 North Michigan Avenue	State Street Financial Center
Suite 1100	One Lincoln Street
Chicago, Illinois 60611	Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Grosvenor Registered Multi-Strategy (TE) Fund, LLC

Schedule of Investments (unaudited)

December 31, 2011

The registrant invests substantially all of its assets in Grosvenor Multi-Strategy Offshore Fund, Ltd. (the “Offshore Fund”). The Offshore Fund invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”). The registrant owned 98.20% of the Offshore Fund at December 31, 2011. The percentage of the Master Fund’s members’ capital owned by the Offshore Fund at December 31, 2011 was 14.93%. The registrant has included the Master Fund’s schedule, CIK: 001212030, of investments as of December 31, 2011, below. The Master Fund’s Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

Portfolio Funds*	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Portfolio Fund***	First Available Redemption Date ****	Liquidity*****
Distressed
Anchorage Capital Partners, L.P. (a)	8/1/2006	$13,630,319	$17,341,696	3.17%	0.63%	N/A	Annually
Anchorage Short Credit Fund, L.P.	7/1/2007	2,768,079	1,581,337	0.29%	1.02%	N/A	Daily
Blue Mountain Credit Alternatives Fund, L.P.	8/1/2007	11,071,359	14,695,790	2.68%	6.02%	N/A	Quarterly
Fortress Value Recovery Fund, L.P. (b)	1/1/2006	4,300,000	905,884	0.16%	0.36%	N/A	(1)
Greywolf Capital Partners II, L.P. (a)	9/1/2007	117,573	116,354	0.02%	0.04%	N/A	(2)
GSO Liquidity Partners, L.P.	3/1/2008	605,086	624,132	0.12%	1.11%	N/A	(3)
Harbinger Capital Partners Special Situations Fund, L.P. (a)	7/1/2007	7,297,256	2,914,011	0.53%	0.68%	N/A	(1)
Highland Crusader Fund, L.P.	8/1/2005	2,769,971	3,149,384	0.57%	1.57%	N/A	(1)
King Street Capital, L.P. (a)	1/1/2003	11,190,100	14,967,262	2.73%	0.24%	N/A	Quarterly
Marathon Distressed Subprime Fund, L.P.	1/1/2008	62,638	94,690	0.02%	1.40%	N/A	Every 18 months
Redwood Domestic Fund, L.P. (a)	1/1/2003	7,852,231	13,180,367	2.41%	1.04%	N/A	Annually - Bi - Annually
Silver Point Capital Fund, L.P. (a)	1/1/2003	10,170,409	14,501,313	2.65%	0.70%	N/A	Annually
TCW Special Mortgage Credit Fund II, L.P.	10/1/2008	2,752,453	3,928,228	0.72%	1.16%	N/A	(3)

Total Distressed		74,587,474	88,000,448	16.07%

Event Driven
Elliott Associates, L.P.	1/1/2003	13,900,000	22,288,613	4.07%	0.32%	N/A	Semi-annually
Magnetar Capital II Fund, L.P.	1/1/2010	12,844,991	12,969,454	2.37%	4.88%	N/A	Quarterly
Magnetar Capital, L.P. (a)	7/1/2007	1,245,010	1,168,513	0.21%	4.68%	N/A	(2)
Owl Creek II, L.P.	4/1/2010	11,974,217	9,706,973	1.77%	0.82%	N/A	Quarterly
Perry Partners, L.P. (a)	1/1/2003	18,429,091	21,711,775	3.96%	1.11%	N/A	Quarterly
Seneca Capital, L.P. (a)	1/1/2003	13,384,682	14,213,895	2.60%	3.60%	N/A	Quarterly(4)

The accompanying notes are an integral part of the Schedule of Investments.

Grosvenor Registered Multi-Strategy (TE) Fund, LLC

Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Funds* (continued)	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Portfolio Fund***	First Available Redemption Date ****	Liquidity*****
Event Driven (continued)
York European Opportunities Fund, L.P.	8/1/2011	$16,850,000	$15,672,849	2.86%	3.13%	N/A	Quarterly

Total Event Driven		88,627,991	97,732,072	17.84%

Long and/or Short Equity
Adelphi Europe Partners, L.P.	9/1/2011	14,850,000	14,768,139	2.70%	14.20%	N/A	Quarterly
AKO Partners L.P.	1/1/2011	12,000,000	11,323,807	2.07%	1.20%	N/A	Quarterly
Black Bear Fund I, L.P.	1/1/2003	67,788	143,024	0.03%	1.42%	N/A	(5)
Broad Peak Fund, L.P. (a)	7/1/2007	2,452,842	1,923,231	0.35%	3.32%	N/A	Quarterly
Brookside Capital Partners Fund, L.P.	10/1/2009	6,300,000	5,866,513	1.07%	0.14%	N/A	Quarterly
Conatus Capital Partners, L.P.	1/1/2008	15,700,000	16,385,918	2.99%	1.42%	N/A	Quarterly
Egerton Europen Dollar Fund Ltd.	10/1/2011	15,694,311	15,976,809	2.92%	1.24%	N/A	Monthly
Elm Ridge Capital Partners, L.P.	4/1/2003	14,240,474	16,615,182	3.03%	2.26%	N/A	Quarterly
Eminence Partners, L.P.	7/1/2010	4,798,466	5,135,867	0.94%	0.60%	N/A	Quarterly
Greenlight Capital Qualified, L.P.	1/1/2003	5,060,000	6,851,382	1.25%	0.33%	N/A	Annually
Impala Fund, L.P.	1/1/2007	6,765,392	7,915,548	1.45%	1.33%	N/A	Quarterly
Kingsford Capital Partners, L.P.	1/1/2003	8,305,626	7,361,881	1.34%	6.82%	N/A	Quarterly
Montrica Global Opportunities Fund, L.P. (a)	8/1/2007	245,954	187,655	0.03%	0.34%	N/A	(2)
Passport Global Strategies III, Ltd.	1/1/2010	479,302	240,544	0.04%	0.24%	N/A	(6)
Passport II, L.P.	7/1/2008	16,335,240	11,621,396	2.12%	1.57%	N/A	Quarterly
Scout Capital Partners II L.P.	9/1/2004	19,837,705	24,572,326	4.49%	2.56%	N/A	Quarterly
Steenbok Fund, L.P.	1/1/2008	3,325,000	3,803,745	0.70%	4.84%	N/A	Quarterly
Tremblant Partners, L.P.	1/1/2003	8,861,908	9,822,544	1.79%	4.79%	N/A	Quarterly - Bi -Annually
Trian Partners, L.P.	4/1/2006	13,188,588	15,880,167	2.90%	2.98%	N/A	Quarterly
Viking Global Equities, L.P.	12/1/2007	3,600,000	4,964,357	0.91%	0.10%	N/A	Monthly
Zaxis Offshore Ltd.	10/1/2011	16,800,000	13,755,360	2.51%	2.53%	N/A	Monthly

Total Long and/or Short Equity		188,908,596	195,115,395	35.63%

Multi-Arbitrage
Canyon Value Realization Fund, L.P. (a)	1/1/2003	20,726,163	25,317,222	4.62%	1.10%	N/A	Quarterly - Annually
Capula Tail Risk Trust	4/1/2011	5,600,000	6,403,301	1.17%	9.56%	N/A	Monthly
Element Capital US Feeder Fund LLC	2/1/2011	5,500,000	5,933,811	1.09%	2.50%	N/A	Monthly
Fir Tree Value Fund L.P.	9/1/2010	12,900,000	14,584,862	2.66%	1.09%	N/A	Quarterly - Annually

The accompanying notes are an integral part of the Schedule of Investments.

Grosvenor Registered Multi-Strategy (TE) Fund, LLC

Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Funds* (continued)	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Portfolio Fund***	First Available Redemption Date ****	Liquidity*****
Multi-Arbitrage (continued)
HBK II Fund, L.P. (a)	11/1/2009	$16,235,353	$18,780,777	3.43%	2.19%	N/A	Quarterly
Linden Investors, L.P.	4/1/2011	18,350,000	15,784,699	2.88%	5.41%	N/A	Quarterly
MKP Opportunity Partners, L.P.	4/1/2010	9,600,000	10,735,845	1.96%	3.38%	N/A	Monthly
OZ Domestic Partners, L.P. (a)	1/1/2003	14,302,258	19,131,855	3.49%	1.55%	N/A	Annually
Pine River Fund L.P.	10/1/2010	18,000,000	19,723,854	3.60%	10.53%	N/A	Quarterly
Stark Investments, L.P. (a)	1/1/2003	9,879,541	9,752,553	1.78%	1.88%	N/A	Quarterly
Stark Select Asset Fund LLC	1/1/2010	225,191	218,294	0.04%	0.20%	N/A	(7)

Total Multi-Arbitrage		131,318,506	146,367,073	26.72%

Total Investments in Portfolio Funds		$483,442,567	$527,214,988	96.26%

Other Assets, Less Liabilities			$20,460,293	3.74%

Members’ Capital			$547,675,281	100.00%

The Master Fund’s (as defined in the Portfolio Valuation note) investments in the Portfolio Funds shown above, representing 96.26% of Members’ Capital have been fair valued in accordance with procedures established by the Board of Directors of the Master Fund.

The Master Fund’s investments on December 31, 2011 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% of Total Investments in Portfolio Funds
Long and/or Short Equity	37.01%
Multi-Arbitrage	27.76
Event Driven	18.54
Distressed	16.69

Total	100.00%

The accompanying notes are an integral part of the Schedule of Investments.

Grosvenor Registered Multi-Strategy (TE) Fund, LLC

Schedule of Investments (unaudited) (continued)

December 31, 2011

*	Non-income producing investments. The Master Fund’s investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**	See definition in the Portfolio Valuation note.

***	Based on the most recently available information provided by each Portfolio Fund.

****	From original investment date (excludes side pockets).

*****	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period that has expired prior to December 31, 2011, has a lock-up that expires prior to the next liquidity date, or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a)	A portion or all of the Master Fund’s interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b)	Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1)	The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner. The full liquidation is expected to take two to four years or longer.

(2)	All of the Master Fund’s remaining interest in the Portfolio Fund is held in side pockets.

(3)	Finite lived Portfolio Funds in which redemptions are not permitted during the investment period of the Portfolio Fund. Cash proceeds are distributed to limited partners as the Portfolio Fund’s investments are realized after the investment period.

(4)	Approximately 11.5% of the fair value of the Master Fund’s interest in the Portfolio Fund is held in a special liquidating vehicle (“SLV”) which is not available for redemption. The full liquidation is expected to take two to four years or longer.

(5)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

(6)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take from two to four years or longer.

(7)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take six months or longer.

The accompanying notes are an integral part of the Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TE), LLC

Notes to Schedule of Investments (unaudited)

December 31, 2011

Portfolio Valuation

The net asset value (“NAV”) of the Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) is determined by, or at the direction of, Grosvenor Capital Management, L.P. (the “Adviser” or “Grosvenor”), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Directors (the “Board”). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the Master Fund’s underlying investments (the “Portfolio Funds”) subject to the oversight by the Board.

The Board has approved procedures pursuant to which the Master Fund will value its investments in the Portfolio Funds at fair value, generally at an amount equal to the NAV of the Master Fund’s investment in the Portfolio Funds as determined by the Portfolio Fund’s general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. Generally, the NAVs of the investments in the Portfolio Funds are determined whereby the Master Fund records the investment and subsequent subscriptions at its acquisition cost, which represents its fair value at the time of subscription. The investment is adjusted to reflect the Master Fund’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Portfolio Funds record their investments at fair value in accordance with accounting principles generally accepted in the United States (“GAAP”) or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the less liquid non-marketable investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Master Fund withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of December 31, 2011, the Master Fund’s investments in side pockets and special liquidating vehicles represented 3.63% of the Master Fund’s net assets. Additionally, the

Grosvenor Registered Multi-Strategy Fund (TE), LLC

Notes to Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Valuation (continued)

governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to individual Portfolio Funds as of December 31, 2011 are described in detail on the Master Fund’s Schedule of Investments.

The Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Master Fund’s Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Master Fund relies upon the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Master Fund estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (e.g. observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable, is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (e.g. published NAVs) and that the Master Fund has the ability to redeem from within twelve months of the balance sheet date are classified in the fair value hierarchy as Level 2.

Grosvenor Registered Multi-Strategy Fund (TE), LLC

Notes to Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Valuation (continued)

The Master Fund’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Master Fund does not have the ability to redeem within twelve months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Master Fund uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments. Although the Master Fund does not have the ability to redeem from the Portfolio Funds classified in Level 3 of the fair value hierarchy within twelve months of the measurement date, these Portfolio Funds may transact with other investors at the NAV of the investment (or its equivalent). In certain circumstances, the Adviser may make adjustments to the reported NAV of a Portfolio Fund when it believes that the reported NAV is not representative of fair value. Specifically, for certain Portfolio Funds in liquidation, the reported NAV is adjusted based on the Adviser’s estimate of the net realizable value of the Portfolio Fund in liquidation. As of December 31, 2011, approximately $3.1 million, or 10.68%, of investments in Portfolio Funds classified in Level 3 of the fair value hierarchy were fair valued using such approach.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at December 31, 2011:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at December 31, 2011
Portfolio Funds
Distressed	$—	$70,525,711	$17,474,737	$88,000,448
Event Driven	—	94,799,855	2,932,217	97,732,072
Long and/or Short Equity	—	190,652,571	4,462,824	195,115,395
Multi-Arbitrage	—	141,739,171	4,627,902	146,367,073

Total Portfolio Funds	$—	$497,717,308	$29,497,680	$527,214,988

The level classifications in the table above may not be indicative of the risk associated with the investment in each Portfolio Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the period ended December 31, 2011.

Grosvenor Registered Multi-Strategy Fund (TE), LLC

Notes to Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Valuation (continued)

The following table includes a roll-forward of the amounts for the period ended December 31, 2011 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Distressed	Event Driven	Long and/or Short Equity	Multi- Arbitrage	Total
Balance as of March 31, 2011	$31,000,091	$1,594,661	$4,942,623	$5,441,009	$42,978,384
Transfer from Level 2*	–	1,219,048	–	9,197	1,228,245
Net realized gain / (loss)	4,427,609	–	(5,573)	(140,433)	4,281,603
Net change in unrealized appreciation / depreciation	(6,335,622)	127,068	(409,858)	(57,702)	(6,676,114)
Purchases	–	–	–	–	–
Sales	(10,662,793)	–	(16,018)	(149,832)	(10,828,643)
Transfer into Level 2**	(954,548)	(8,560)	(48,350)	(474,337)	(1,485,795)

Balance as of December 31, 2011	$17,474,737	$2,932,217	$4,462,824	$4,627,902	$29,497,680

*	Transfers include investments in Portfolio Funds that were previously categorized as Level 2 investments, with a fair value of $1,228,245, which have been re-classified as Level 3 for the period ended December 31, 2011. Such transfers were primarily the result of changes in redemption terms and the Master Fund’s inability to redeem from these investments within twelve months of the balance sheet date.

**	Transfers include investments in Portfolio Funds that were previously categorized as Level 3 investments, with a fair value of $1,485,795, which have been re-classified as Level 2 for the period ended December 31, 2011. Such transfers were primarily the result of the changes in redemption terms and the Master Fund’s ability to redeem from these investments within twelve months of the balance sheet date.

Net change in unrealized appreciation for the period ended December 31, 2011 for Level 3 investments held by the Master Fund as of December 31, 2011 was a decrease of $6,676,114 as shown in the table below:

Investments in Portfolio Funds	Net change in unrealized appreciation
Distressed	$(6,335,622)
Event Driven	127,068
Long and/or Short Equity	(409,858)
Multi-Arbitrage	(57,702)

Total	$(6,676,114)

The Master Fund follows authoritative guidance that permits a reporting entity to measure fair value of an investment that does not have a readily determinable fair value, based on the NAV for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of

Grosvenor Registered Multi-Strategy Fund (TE), LLC

Notes to Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Valuation (continued)

the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments. A listing of the investments held by the Master Fund and their attributes as of December 31, 2011, that may qualify for these valuations are shown in the table below.

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms*
Distressed (a)	$ 88,000,448	Daily - Bi-Annually	30 – 95 Days	0-4 years. Side pocket & liquidating vehicle arrangements exist for 13%** of the Portfolio Funds.
Event Driven (b)	$ 97,732,072	Quarterly - Semi-Annually	30 – 90 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 3%** of the Portfolio Funds.
Long and/or Short Equity (c)	$195,115,395	Monthly - Bi-Annually	30 – 90 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 0%** of the Portfolio Funds.
Multi-Arbitrage (d)	$146,367,073	Monthly - Annually	45 – 90 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 3%** of the Portfolio Funds.

*	The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects fair value of investments in each respective investment category.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated based upon the NAV of the Portfolio Funds, subject to adjustments by the Adviser if deemed necessary.

(a) Distressed Securities This class includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of December 31, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

Grosvenor Registered Multi-Strategy Fund (TE), LLC

Notes to Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Valuation (continued)

(b) Event Driven This class includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of December 31, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

(c) Long and/or Short Equities This class includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of December 31, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

(d) Multi-Arbitrage This class includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of December 31, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

Income Taxes

The U.S. federal income tax basis of the Master Fund’s investments in Portfolio Funds is based on amounts reported to the Master Fund by the Portfolio Funds on a Schedule K-1. As of December 31, 2011, the Master Fund had not yet received information to determine the current tax basis of the Portfolio Funds as of December 31, 2011. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and December 31, 2011, the estimated tax basis of the Portfolio Funds at December 31, 2011 was $75,568,231, and net unrealized appreciation for U.S. federal income tax purposes was $1,848,537 (gross unrealized appreciation $4,220,835; gross unrealized depreciation $2,372,298).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grosvenor Registered Multi-Strategy Fund (TE), LLC

By (Signature and Title)*	/s/ Scott J. Lederman
Scott J. Lederman, Chief Executive Officer and President
(principal executive officer)

Date	Feb. 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott J. Lederman
Scott J. Lederman, Chief Executive Officer and President
(principal executive officer)

Date	Feb. 28, 2012

By (Signature and Title)*	/s/ Zachary D. Weber
Zachary D. Weber, Chief Financial Officer and Treasurer
(principal financial officer)

Date	Feb. 28, 2012

*	Print the name and title of each signing officer under his or her signature.